ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accrued expenses and other current liabilities
Salary and welfare payable	$ 16,993	105,433	49,754
Advances from customers	2,932	18,192	4,849
Other taxes payable	4,453	27,629	54,525
Accrued data center expenses	3,833	23,783	5,553
Accrued advertising, marketing and promotional expenses	10,077	62,522	46,434
Accrued operating expenses	4,875	30,248	13,427
Payable for contingent considerations (note 3)	5,048	31,318	4,573
Payable to online service providers	20,508	127,247
Deposits from advertisers	5,538	34,358
Others	3,378	20,964	2,436
Total	77,635	481,694	181,551
Other non-current liabilities
Payable for contingent considerations (note 3)	3,590	22,274	7,401
FIN 48 liabilities	1,169	7,251	2,084
Total	$ 4,759	29,525	9,485